Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other payables
Summary of accrued expenses and other payables

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deposits	46,961	53,203
Payments received on behalf of manachised hotels(i)	287,516	199,395
Deferred rent	6,483	—
VAT and other taxes payable.	22,120	19,871
Payable for purchase of property and equipment	38,357	12,617
Others	45,943	45,196
Total	447,380	330,282
(i)	The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.